Revenue	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
REVENUE
3.	REVENUE

	Group
	Six Months Ended June 30 2025	Six Months Ended June 30 2024
	US$	US$

Sales of Halal products and services	50,580	43,732